SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 9)	3 Months Ended
Mar. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 77,164
Supplemental non-cash amounts of lease liabilities arising from obtaining ROU assets	$ 1,315,161